Subsequent Events (Details) (USD $)	0 Months Ended					12 Months Ended
	Feb. 22, 2012	Feb. 01, 2012	Jan. 27, 2012	Jan. 19, 2012	Jan. 17, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividends on common shares, per share		$ 0.1875				$ 0.485
Dividends on preferred shares, per share					$ 0.59375
Dividends, Common Stock		$ 11,735,000				$ 47,414,000	$ 30,658,000	$ 51,973,000
Dividends, Preferred Stock					8,313,000
Company accepted the re-purchase of shares				11,300,000
Repurchase of shares, amount per share				$ 15.00
Company accepted the re-purchase of shares, for aggregate cost			64,282,000	169,500,000
Percentage of outstanding shares acquired			100.00%
Dividend distribution was paid in cash	7,374,000					34,375,000	22,958,000	44,841,000
Dividend reinvestment	$ 4,361,000					$ 13,039,000	$ 7,700,000	$ 7,132,000
Preferred Shares [Member]
Dividends date of record						Jan. 27, 2012
Dividends date paid						Jan. 30, 2012
Dividends declared date						Jan. 17, 2012
Common Shares [Member]
Dividends date of record						Feb. 13, 2012
Dividends date paid						Feb. 22, 2012
Dividends declared date						Feb. 01, 2012
Class A Common Shares [Member]
Dividends on common shares, per share						$ 0.6875	$ 0.45	$ 0.775
Aggregate purchase price, excluding potential balance sheet adjustments of the Company's Class A common shares			4,220,728			4,220,728
Additional potential payments of the Company's Class A common shares						39,081